Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating leases
8.	Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Operating lease cost	3,277,780	11,385,312	6,051,298
Short-term lease cost	1,867,850	295,564	198,306
Total lease cost	5,145,630	11,680,876	6,249,604

Supplemental disclosure related to operating leases were as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,068,864	5,822,406	4,648,690

	As of December 31, 2022	As of December 31, 2023
Weighted average remaining lease term of operating leases (years)	1.65	3.53
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

2023
As of December 31,	RMB
2024	3,605,781
2025	1,194,360
2026	1,194,360
2027	1,197,632
2028	602,088
Total lease payments	7,794,221
Less: imputed interest	(583,797)
Total lease liabilities	7,210,424